Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 98,946	$ 364,549	$ 730,184
Accounts receivable, net of allowance for doubtful accounts of $33,045 in 2018 and $92,797 in 2017	139,840	234,774	152,520
Due from related party	2,699	1,228	0
Inventory	328,384	357,820	231,532
Prepaid expenses and other current assets	196,561	125,111	90,288
TOTAL CURRENT ASSETS	766,430	1,083,482	1,204,524
PROPERTY AND EQUIPMENT, net	91,452	77,755	60,369
RIGHT OF USE ASSETS	437,363	0	0
OTHER ASSETS	23,504	16,491	13,917
TOTAL ASSETS	1,318,749	1,177,728	1,278,810
CURRENT LIABILITIES
Accounts payable	1,780,108	1,592,643	1,496,523
Accrued expenses	753,394	689,280	673,600
Accrued employee compensation	577,220	340,413	1,680
Contract liabilities	129,264	131,797	0
Lease liability - right of use	164,521	0	0
Advances payable	26,200	0	310,000
Line of credit, related parties	895,967	883,224	370,179
Accrued interest, related parties	1,391,469	1,171,782	685,907
Short term notes payable	2,611,731	1,883,163	0
Convertible promissory notes, net	2,756,427	2,652,377	455,606
Notes payable, related parties, net	5,372,743	5,372,743	5,222,259
Warrant liability	195,310	1,769,669	1,943,883
TOTAL CURRENT LIABILITIES	16,654,354	16,487,091	11,159,637
NON-CURRENT LIABILITIES
Contract liabilities	42,612	46,736	0
Lease liability - right of use	315,730	0	0
TOTAL NON-CURRENT LIABILITIES	358,342	46,736	0
TOTAL LIABILITIES	17,012,696	16,533,827	11,159,637
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	0	0	0
COMMON STOCK	160,323	155,665	139,300
ADDITIONAL PAID-IN CAPITAL	101,731,430	101,153,882	94,995,040
ACCUMULATED DEFICIT	(117,520,434)	(116,602,778)	(104,971,384)
ACCUMULATED OTHER COMPREHENSIVE LOSS	(65,266)	(62,868)	(43,783)
TOTAL STOCKHOLDERS' DEFICIT	(15,693,947)	(15,356,099)	(9,880,827)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,318,749	1,177,728	1,278,810
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	0	0	0
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	$ 0	$ 0	$ 0